Lease commitments and related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Lease Commitments And Related Party Transactions [Text Block] [Abstract]
Lease Commitments And Related Party Transactions [Text Block]
Note 12 – Lease commitments and related party transactions

In December of 2011, the Company leased space in Scottsdale, Arizona for its main headquarters. The lease ran from January 2012 to March 2014 at a rate of $1,907 per month. The lease expired on June 30, 2014.  The Company subsequently entered a new lease on July 1, 2014 (See Note 18).

Rent expense was $14,724 and $12,005 for the six months ended June 30, 2014 and 2013, respectively.

During the six months ended June 30, 2014, as part of a new convertible debenture, the Company issued notes payable totaling $295,000 to related parties.  The maturity dates for these notes are November 30, 2015.  See Note 8 for further details.

See Note 15 for details on stock issued to employees and related party consultants per their employment or consulting contracts with the Company.

Note 10 – Lease commitments and related party transactions

In December of 2011, the Company leased space in Scottsdale, Arizona for its main headquarters. The lease runs from January of 2012 to March of 2014 at a rate of $1,907 per month. Future minimum payments as of December 31, 2013 under this lease are $5,721 for 2014.

Rent expense was $26,260 and $24,468 for the years ended December 31, 2013 and 2012, respectively.

During the year ended December 31, 2012, the Company issued 60,000 shares, valued at $29,400 to a former director for consulting services.

During the years ended December 31, 2012 and 2011, the Company issued notes payable to related parties.  The maturity dates for these notes were extended during the year ended December 31, 2013.  See Note 6 for further details.

During the year ended December 31, 2013 the Company issued notes payable and warrants to related parties.  See Note 6 for further details.

See Note 13 for details on stock issued to employees and related party consultants per their employment or consulting contracts with the Company.